Schulte Roth & Zabel LLP
                               900 Third Avenue
                          New York, New York 10022




               (212) 756-2533
                                    March 13, 1998
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

           Re: Cadre Institutional Investors Trust Post Effective Amendment No. 3 to Registration Statement on Form N-1A (Reg. Nos. 33-94206; 811-9064)


Ladies and Gentlemen:

          On behalf of Cadre Institutional Investors Trust (the "Trust"), pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, this letter will serve as our certification that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 with respect to the Trust do not differ from those filed in the most recent post-effective amendment to the registration statement of the Trust, which was filed electronically.
          Please call the undersigned at (212) 756-2533 with any
questions.
                                    Sincerely,
                                    /s/Kenneth S. Gerstein
                                    Kenneth S. Gerstein


Securities and Exchange Commission
November 26, 1997
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